Goodwill And Intangible Assets (Schedule Of Future Amortization Expense) (Details) $ in Millions	Sep. 30, 2018 USD ($)
Goodwill And Intangible Assets [Abstract]
2019	$ 67.6
2020	67.4
2021	65.0
2022	56.2
2023	$ 45.7